Income Taxes and Duties - Profit-Sharing Duty Narrative (Details) - MXN ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate					40.00%	40.00%	54.00%	58.00%
Profit sharing duty					$ 280,756,794
Profit sharing duty monthly installment		$ 73,507,538	$ 73,507,538	$ 73,507,538	206,541,811
Profit sharing duty balance amount					707,445
Duties and income tax paid					$ 234,982,338	$ 431,444,989	$ 265,883,549
Exploration
Changes in deferred tax assets and liabilities [line items]
Profit sharing duty						398,123,710
Profit sharing duty monthly installment						397,567,229
Profit sharing duty balance amount						$ 556,481
Fiscal credit							$ 73,280,000
Exploration | Changes in tax rates or tax laws enacted or announced
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate	30.00%